Income Taxes - Aggregate Amount and Per Share Effect of the Tax Holiday (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Income Taxes
Aggregate	¥ 6,807	$ 959	¥ 10,594	¥ 16,422
Per share effect-basic1	¥ 0.02		¥ 0.03	¥ 0.05
Per share effect-diluted	¥ 0.02		¥ 0.03	¥ 0.05